Leases (Details) - Schedule of Right-of-Use Assets and Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leased premises [Member]
Schedule of Right-Of-Use Assets and Lease Liabilities [Line Items]
Beginning balance	$ 15,694	$ 9,038
Additions and extensions to ROU assets	1,020	9,526
Reclass to property, plant and equipment
Depreciation	(2,952)	(1,975)
Lease termination		(104)
Impairment		(791)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Ending balance	13,762	15,694
Vehicles [Member]
Schedule of Right-Of-Use Assets and Lease Liabilities [Line Items]
Beginning balance	265	283
Additions and extensions to ROU assets	534	118
Reclass to property, plant and equipment
Depreciation	(213)	(129)
Lease termination	(42)	(7)
Impairment
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Ending balance	544	265
Other equipment [Member]
Schedule of Right-Of-Use Assets and Lease Liabilities [Line Items]
Beginning balance	405	76
Additions and extensions to ROU assets		1,693
Reclass to property, plant and equipment	(364)
Depreciation	(32)	(121)
Lease termination
Impairment		(1,243)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Ending balance	9	405
Total ROU assets [Member]
Schedule of Right-Of-Use Assets and Lease Liabilities [Line Items]
Beginning balance	16,364	9,397
Additions and extensions to ROU assets	1,554	11,337
Reclass to property, plant and equipment	(364)
Depreciation	(3,197)	(2,225)
Lease termination	(42)	(111)
Impairment		(2,034)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Ending balance	14,315	16,364
Lease liabilities [Member]
Schedule of Right-Of-Use Assets and Lease Liabilities [Line Items]
Beginning balance	17,864	13,573
Additions and extensions to ROU assets	1,553	11,354
Reclass to property, plant and equipment
Depreciation
Lease termination	(23)	(112)
Impairment
Payments	(5,025)	(7,528)
Gain on extinguishment of lease liabilities	(255)
Interest	1,391	1,451
Foreign exchange	345	(874)
Ending balance	15,850	17,864
Non-current portion of lease liabilities	12,993	14,215
Less current portion of lease liabilities	$ (2,857)	$ (3,649)